ALPS SERIES TRUST
1290 Broadway, Suite 1100
Denver, CO 80203

January 17, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	ALPS Series Trust (the “Registrant”) (File Nos. 333-183945 and 811-22747), on behalf of its series, Clarkston Select Fund and Clarkston Founders Fund (the “Funds”))

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated January 4, 2017, to the prospectus dated April 26, 2016, with respect to the Funds. The purpose of this filing is to submit the 497(e) filing dated January 4, 2017 in XBRL for the Funds.

If you have any questions concerning the foregoing, please contact me at (303) 623-2577.

Sincerely,

/s/ Richard C. Noyes
Richard C. Noyes, Esq.
Secretary

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP